Balance Sheets (Parenthetical) - Quarterly (USD $)	Mar. 31, 2014	Dec. 31, 2013
Accumulated Depreciation		$ 945
Quarterly Member
Accumulated Depreciation	$ 1,033	$ 945
Common Stock, Par Value	$ 0.000001	$ 0.000001
Common Stock, Shares Authorized	6,000,000,000	6,000,000,000
Common Stock, Shares Issued	4,546,014,334	3,846,000,000
Common Stock, Shares Outstanding	4,546,014,334	3,846,000,000